Selling, General and Administrative Expenses	9 Months Ended
Sep. 30, 2021
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
18.	Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	Nine Months Ended September 30,
	2020	2021
Employee compensation	1,176,369	1,960,373
Marketing and promotional expenses	401,842	969,543
Rental and related expenses	371,361	544,291
Depreciation and amortization expenses	252,740	253,091
Professional services	224,556	276,061
IT consumable, office supply and other low value consumable	47,096	141,352
Travel and entertainment expenses	24,857	49,894
Bad debt provision	5,945	38,283
Others	220,699	286,995
Total	2,725,465	4,519,883